BLACKROCK SERIES FUND, INC.

BlackRock Balanced Capital Portfolio

(the “Fund”)

Supplement dated March 28, 2017

to the Prospectus dated May 1, 2016, as amended or supplemented to date

Effective March 29, 2017, the following changes are made to the Fund’s Prospectus:

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock Balanced Capital Portfolio — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Fund Since	Title
Peter Stournaras, CFA	2010	Managing Director of BlackRock, Inc.
Todd Burnside	2017	Director of BlackRock, Inc.
Rick Rieder	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios of BlackRock, Inc.
Bob Miller	2011	Managing Director of BlackRock, Inc.
David Rogal	2017	Director of BlackRock, Inc.
Philip Green	2008	Managing Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Fund — How the Fund Invests — About the Portfolio Management of the Fund” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUND
The Fund is managed by a team of financial professionals. Peter Stournaras, CFA, and Todd Burnside are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Rick Rieder, Bob Miller and David Rogal are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Philip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information — Balanced Capital Portfolio” is deleted in its entirety and replaced with the following:

Balanced Capital Portfolio

The Balanced Capital Portfolio is managed by a team of financial professionals. Peter Stournaras, CFA, and Todd Burnside are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Rick Rieder, Bob Miller and David Rogal are jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio. Philip Green is responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Peter Stournaras, CFA	Jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the equity portion of the Fund’s portfolio.	2010	Managing Director of BlackRock, Inc. since 2010; Director at Northern Trust Company from 2006 to 2010; Portfolio Manager at Smith Barney/Legg Mason from 2005 to 2006; Director at Citigroup Asset Management from 1998 to 2005.
Todd Burnside	Jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the equity portion of the Fund’s portfolio.	2017	Director of BlackRock, Inc. since 2015; Vice President of BlackRock, Inc. from 2008 to 2015
Rick Rieder	Jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the fixed-income portion of the Fund’s portfolio.	2010	Chief Investment Officer of Fixed Income, Fundamental Portfolios of BlackRock, Inc. and Head of its Global Credit Business and Credit Strategies, Multi-Sector, and Mortgage Groups since 2010; Managing Director of BlackRock, Inc. since 2009; President and Chief Executive Officer of R3 Capital Partners from 2008 to 2009; Managing Director of Lehman Brothers from 1994 to 2008.
Bob Miller	Jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the fixed-income portion of the Fund’s portfolio.	2011	Managing Director of BlackRock, Inc. since 2011; Co-Founder and Partner of Round Table Investment Management Company from 2007 to 2009; Managing Director of Bank of America from 1999 to 2007.
David Rogal	Jointly and primarily responsible for the day-to-day management of the fixed-income portion of the Fund’s portfolio, including setting the overall investment strategy and overseeing the management of the fixed-income portion of the Fund’s portfolio.	2017	Director of BlackRock, Inc. since 2014; Vice President of BlackRock, Inc. from 2011 to 2013.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Philip Green	Primarily responsible for the asset allocation of the equity and fixed-income portions of the Fund’s portfolio.	2008	Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Management, L.P. from 1999 to 2006.

Shareholders should retain this Supplement for future reference.

PR-SRSBV-0317SUP

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